SCHEDULE OF LEASE OBLIGATIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Lease Obligations
Opening balance	$ 640,307	$ 939,005
Additions in the year	288,753	42,393
Interest expense	29,460	16,637
Foreign exchange		(31,643)
Lease payments	(323,781)	(326,041)
Total leases	634,739	640,307
Due within one year	(296,366)	(254,668)
Ending balance	$ 338,373	$ 385,639